Collaborations - Additional Information (Detail) (USD $)	9 Months Ended		12 Months Ended		9 Months Ended			12 Months Ended	18 Months Ended	9 Months Ended	3 Months Ended	9 Months Ended			1 Months Ended		3 Months Ended	9 Months Ended		12 Months Ended		21 Months Ended	30 Months Ended	1 Months Ended	9 Months Ended		12 Months Ended		18 Months Ended	21 Months Ended	24 Months Ended	33 Months Ended	1 Months Ended		12 Months Ended			1 Months Ended	12 Months Ended	19 Months Ended	28 Months Ended	1 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013 Celgene [Member]	Dec. 31, 2012 Celgene [Member]	Sep. 30, 2012 Celgene [Member]	Dec. 31, 2012 Celgene [Member]	Sep. 30, 2013 Celgene [Member]	Sep. 30, 2013 Celgene [Member] DOT1L [Member]	Jul. 30, 2012 Celgene [Member] DOT1L [Member] License and Pre-IND Services [Member]	Sep. 30, 2013 Celgene [Member] DOT1L [Member] Post-IND Services [Member]	Sep. 30, 2013 Celgene [Member] DOT1L [Member] Alternative Compound [Member]	Sep. 30, 2013 Celgene [Member] Available Targets [Member]	Jun. 30, 2013 Eisai [Member]	Apr. 30, 2011 Eisai [Member]	Mar. 31, 2012 Eisai [Member]	Sep. 30, 2013 Eisai [Member]	Sep. 30, 2012 Eisai [Member]	Dec. 31, 2012 Eisai [Member]	Dec. 31, 2011 Eisai [Member]	Dec. 31, 2012 Eisai [Member]	Sep. 30, 2013 Eisai [Member]	Jan. 31, 2011 GSK [Member]	Sep. 30, 2013 GSK [Member]	Sep. 30, 2012 GSK [Member]	Dec. 31, 2012 GSK [Member]	Dec. 31, 2011 GSK [Member]	Jun. 30, 2012 GSK [Member]	Sep. 30, 2013 GSK [Member]	Dec. 31, 2012 GSK [Member]	Sep. 30, 2013 GSK [Member]	Jun. 30, 2012 LLS [Member]	Mar. 31, 2012 LLS [Member]	Dec. 31, 2012 LLS [Member]	May 31, 2012 LLS [Member]	Jun. 30, 2011 LLS [Member]	Jun. 30, 2011 MMRF [Member]	Dec. 31, 2012 MMRF [Member]	Dec. 31, 2012 MMRF [Member]	Sep. 30, 2013 MMRF [Member]	Feb. 28, 2013 Abbott [Member]	Dec. 31, 2012 Roche [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Company received upfront payment								$ 65,000,000												$ 3,000,000							$ 20,000,000								$ 1,100,000				$ 200,000
Proceeds from redeemable convertible preferred stock								25,000,000
Clinical development milestone payments										60,000,000								25,000,000					25,000,000		99,000,000					99,000,000		99,000,000
Additional milestone payments										100,000,000				100,000,000				55,000,000					55,000,000		240,000,000					240,000,000		240,000,000
Additional payments														65,000,000
Option period ending					July 2015
Right to extend option exercise period date					2016-07
Potential milestone payments receivable										25,000,000								10,000,000					10,000,000																		200,000
Cash and accounts receivable						68,000,000			68,000,000													21,300,000	32,500,000								31,700,000	34,000,000				2,600,000				300,000	300,000
Premium received on purchase of shares						3,000,000			3,000,000
Collaboration revenue	32,165,000	36,327,000	45,222,000	6,944,000	10,800,000		20,300,000	23,900,000										12,400,000	9,300,000	11,500,000	6,600,000				9,000,000	6,700,000	9,700,000	0											100,000
Deferred revenue related to agreement					33,300,000	44,100,000		44,100,000	33,300,000				2,100,000					2,000,000		3,200,000		3,200,000	2,000,000		15,300,000		22,000,000			15,300,000	22,000,000	15,300,000							100,000	100,000	100,000
Accounts receivable related to non-phase I global development costs.	2,155,000		1,829,000	1,873,000	700,000				700,000
Applicable profit margin										10.00%
License and research services related cost											15,700,000	12,100,000	18,800,000	81,400,000										30,000,000
Estimated time to complete the phase												17 months	37 months
Maximum milestone receivable										160,000,000				165,000,000																							7,500,000	1,000,000
Milestone payments received																3,000,000	4,000,000					7,000,000					8,000,000		4,000,000	8,000,000				1,500,000						100,000	100,000
Clinical development milestone achieved															6,000,000								6,000,000
Research and development services compensation earned																		5,200,000				11,300,000
Sales-based milestone payments																		115,000,000					115,000,000		270,000,000					270,000,000		270,000,000
Entitled offset funding percentage																		25.00%																									25.00%
Decreased rate of share product																		50.00%
Fixed research funding received																											3,700,000			6,000,000
Additional milestone payments																									21,000,000					21,000,000		21,000,000
Percentage rate of research and development costs																									100.00%
Total fixed research funding																									6,000,000
Transfer payment relating to company's entry into collaboration																																				400,000
Repayment of upfront payment on termination of collaborative arrangement																																	800,000
Collaborative agreement termination, interest rate																																	10.00%
Accrued termination value of collaborative agreement	600,000		3,000,000																																2,000,000
Payment of Royalty on net product sales under research agreement																																						3.00%
Development milestone payments																																											21,000,000
Upfront payment paid by the Company																																										900,000
Development milestone payments																																										6,000,000
Maximum reimbursable costs																																										900,000
Expected development milestone payments																																										$ 1,500,000